JPS
Nuveen Preferred & Income Securities Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 158.9% (99.4% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 78.7% (49.3% of Total Investments)
	Banks – 27.6%
$2,861	Bank of America Corp, (3)	8.050%	6/15/27	Baa2	$3,769,271
19,300	Bank of America Corp	6.500%	N/A (4)	BBB	21,577,497
12,300	Bank of America Corp	6.100%	N/A (4)	BBB	13,578,093
3,000	Bank of Nova Scotia/The	4.900%	N/A (4)	BBB-	3,131,400
11,500	Citigroup Inc	5.950%	N/A (4)	BBB-	12,052,000
13,940	Citigroup Inc, (3-Month LIBOR reference rate + 4.095% spread), (5)	4.375%	N/A (4)	BBB-	13,698,768
13,000	Citigroup Inc, (3-Month LIBOR reference rate + 4.478% spread), (5)	6.125%	N/A (4)	BBB-	12,844,109
3,400	Citizens Financial Group Inc, (3)	6.375%	N/A (4)	BB+	3,404,012
24,389	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (5)	4.194%	N/A (4)	BB+	23,616,844
3,976	Citizens Financial Group Inc	5.650%	N/A (4)	BB+	4,229,470
14,000	CoBank ACB, 144A, (3)	6.250%	N/A (4)	BBB+	14,840,000
12,130	Comerica Inc, (3)	5.625%	N/A (4)	Baa2	12,948,775
6,100	Corestates Capital III, (3-Month LIBOR reference rate + 0.570% spread), 144A, (3), (5)	0.850%	2/15/27	A1	5,572,361
1,250	DNB Bank ASA	0.506%	N/A (4)	Baa2	1,042,500
1,250	DNB Bank ASA	0.457%	N/A (4)	Baa2	1,043,750
3,800	Farm Credit Bank of Texas, 144A	5.700%	N/A (4)	Baa1	4,088,800
1,000	Fifth Third Bancorp	4.500%	N/A (4)	Baa3	1,010,000
4,400	Hbos Capital Funding NO 1 LP	6.850%	6/23/69	AA	4,438,500
30,000	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (4)	Baa2	50,850,000
8,000	HSBC Capital Funding Dollar 1 LP	10.176%	N/A (4)	Baa2	13,560,000
21,000	Huntington Bancshares Inc/OH, (3)	4.450%	N/A (4)	Baa3	20,895,000
11,000	Huntington Bancshares Inc/OH, (3)	5.625%	N/A (4)	Baa3	12,306,250
7,000	JPMorgan Chase & Co, (3)	6.100%	N/A (4)	BBB+	7,352,543
55,800	JPMorgan Chase & Co, (6)	6.750%	N/A (4)	BBB+	61,009,408
10,300	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (5)	4.014%	N/A (4)	BBB+	10,107,802
8,000	KeyCorp Capital III, (3)	7.750%	7/15/29	Baa2	10,332,756
13,300	Lloyds Bank PLC	12.000%	N/A (4)	Baa3	14,865,942
2,450	Lloyds Banking Group PLC, 144A	6.657%	N/A (4)	Baa3	2,967,563
5,700	PNC Financial Services Group Inc, (6)	6.750%	N/A (4)	Baa2	5,819,700

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$2,000	Regions Financial Corp	5.750%	N/A (4)	BB+	$2,142,500
25,700	Standard Chartered PLC, 144A	7.014%	N/A (4)	BBB-	31,268,419
46,129	Truist Financial Corp	4.950%	N/A (4)	Baa2	48,896,740
36,386	Truist Financial Corp, (6)	4.800%	N/A (4)	Baa2	36,682,544
25,580	Wells Fargo & Co, (3)	7.950%	11/15/29	Baa1	33,898,716
	Total Banks				519,842,033
	Capital Markets – 8.0%
35,150	Bank of New York Mellon Corp	4.700%	N/A (4)	Baa1	37,610,500
5,400	Bank of New York Mellon Corp/The, (3-Month LIBOR reference rate + 3.420% spread), (5)	3.647%	N/A (4)	Baa1	5,339,520
10,000	Bank of New York Mellon Corp/The, (WI/DD, Settling 11/03/20)	3.700%	N/A (4)	Baa1	9,923,284
18,700	Charles Schwab Corp, (6)	7.000%	N/A (4)	BBB	19,494,750
39,505	Charles Schwab Corp, (6)	5.375%	N/A (4)	BBB	43,257,975
5,000	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (3), (5)	4.165%	N/A (4)	BBB-	4,925,000
6,000	Goldman Sachs Group Inc, (6)	5.500%	N/A (4)	BBB-	6,435,000
7,600	Goldman Sachs Group Inc/The	4.950%	N/A (4)	BBB-	7,784,718
3,900	Morgan Stanley, (3-Month LIBOR reference rate + 3.810% spread), (5)	4.047%	N/A (4)	Baa3	3,807,219
10,000	State Street Corp, (3-Month LIBOR reference rate + 1.000% spread), (5)	1.250%	6/15/47	A3	8,401,868
2,600	State Street Corp, (3-Month LIBOR reference rate + 3.597% spread), (5)	3.847%	N/A (4)	Baa1	2,590,120
	Total Capital Markets				149,569,954
	Consumer Finance – 0.8%
16,987	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (5)	4.046%	N/A (4)	Baa3	15,500,638
	Diversified Financial Services – 4.2%
10,250	Citigroup Inc	5.950%	N/A (4)	BBB-	10,596,963
1,000	Citigroup Inc	5.900%	N/A (4)	BBB-	1,036,010
7,000	Discover Financial Services, (3)	6.125%	N/A (4)	Ba2	7,546,000
4,000	JP Morgan Chase & Company, (6)	6.000%	N/A (4)	BBB+	4,090,000
12,800	Scentre Group Trust 2, 144A	4.750%	9/24/80	BBB+	12,530,698
28,484	Voya Financial Inc, (3), (7)	5.650%	5/15/53	BBB-	29,374,410
12,700	Voya Financial Inc	6.125%	N/A (4)	BBB-	13,049,250
	Total Diversified Financial Services				78,223,331
	Electric Utilities – 4.2%
22,075	Duke Energy Corp	4.875%	N/A (4)	BBB	23,365,284
13,088	Emera Inc, (3)	6.750%	6/15/76	BB+	14,494,960

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$1,000	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.068% spread), (3), (5)	2.293%	10/01/66	BBB	$835,000
11,450	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (3), (5)	2.375%	6/15/67	BBB	9,686,803
1,600	NextEra Energy Capital Holdings Inc, (6)	4.800%	12/01/77	BBB	1,738,290
21,482	PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (3), (5)	2.885%	3/30/67	BBB	16,980,215
5,600	Southern Co	4.000%	1/15/51	BBB	5,694,744
6,000	Southern Co/The	5.500%	3/15/57	BBB	6,168,725
	Total Electric Utilities				78,964,021
	Food Products – 0.3%
6,705	Dairy Farmers of America Inc, 144A, (3)	7.125%	N/A (4)	BB+	6,133,173
	Insurance – 27.0%
3,598	ACE Capital Trust II	9.700%	4/01/30	BBB+	5,285,060
9,800	AIG Life Holdings Inc, (7)	8.500%	7/01/30	Baa2	12,812,933
4,400	Allstate Corp/The, (7)	5.750%	8/15/53	Baa1	4,668,181
1,100	Allstate Corp/The	6.500%	5/15/57	Baa1	1,435,500
13,300	American International Group Inc, (7)	5.750%	4/01/48	Baa2	14,903,236
13,605	American International Group Inc, (3)	8.175%	5/15/58	Baa2	19,241,961
2,299	Aon Corp, (3)	8.205%	1/01/27	BBB	2,961,105
6,210	Argentum Netherlands BV for Swiss Re Ltd, (3)	5.750%	8/15/50	BBB+	6,906,501
2,100	Argentum Netherlands BV for Swiss Re Ltd	5.625%	8/15/52	BBB+	2,367,630
16,550	AXA SA, (3), (6)	8.600%	12/15/30	A3	25,488,062
17,819	AXA SA, 144A, (3)	6.379%	N/A (4)	Baa1	24,322,935
900	AXA SA	5.500%	N/A (4)	A3	909,000
14,550	Cloverie PLC for Zurich Insurance Co Ltd	5.625%	6/24/46	A	16,897,351
1,200	Everest Reinsurance Holdings Inc, (3-Month LIBOR reference rate + 2.385% spread), (3), (5)	2.665%	5/15/37	BBB	1,038,017
5,521	Hartford Financial Services Group Inc/The, (3-Month LIBOR reference rate + 2.125% spread), 144A, (3), (5)	2.405%	2/12/47	BBB-	4,817,358
31,200	Legal & General Group PLC	5.250%	3/21/47	A3	33,697,248
30,860	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	37,779,085
2,400	Lincoln National Corp, (3-Month LIBOR reference rate + 2.358% spread), (5)	2.638%	5/17/66	BBB	1,704,000
10,390	Lincoln National Corp, (3-Month LIBOR reference rate + 2.040% spread), (3), (5)	2.258%	4/20/67	BBB	7,117,909
19,800	M&G PLC	6.500%	10/20/48	A3	23,755,050
29,600	MetLife Capital Trust IV, 144A, (3), (6)	7.875%	12/15/37	BBB	40,848,000
36,531	MetLife Inc, 144A, (7)	9.250%	4/08/38	BBB	52,624,609

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$3,000	MetLife Inc, (3)	10.750%	8/01/39	BBB	$4,881,313
1,551	MetLife Inc, (3-Month LIBOR reference rate + 3.575% spread), (5)	3.825%	N/A (4)	BBB	1,535,490
8,200	MetLife Inc	3.850%	N/A (4)	BBB	8,223,452
41,904	Nationwide Financial Services Inc, (3), (7)	6.750%	5/15/37	Baa2	49,189,513
6,225	Prudential Financial Inc, (7)	5.875%	9/15/42	BBB+	6,585,107
27,180	Prudential Financial Inc, (3), (7)	5.625%	6/15/43	BBB+	28,977,579
4,000	Prudential Financial Inc	5.700%	9/15/48	BBB+	4,534,624
4,600	Prudential Financial Inc	3.700%	10/01/50	BBB+	4,703,500
11,600	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	12,923,908
6,900	QBE Insurance Group Ltd, 144A, (6)	5.875%	N/A (4)	Baa2	7,365,750
24,400	Swiss Re Finance Luxembourg SA, 144A, (3)	5.000%	4/02/49	A	28,002,026
8,700	Willow No 2 Ireland PLC for Zurich Insurance Co Ltd	4.250%	10/01/45	A	9,372,406
	Total Insurance				507,875,399
	Machinery – 0.3%
5,700	Stanley Black & Decker Inc	4.000%	3/15/60	BBB+	5,946,374
	Multi-Utilities – 3.3%
38,020	Dominion Energy Inc, (6)	4.650%	N/A (4)	BBB-	38,907,496
20,900	NiSource Inc, (6)	5.650%	N/A (4)	BBB-	20,900,000
3,000	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (3), (5)	2.393%	5/15/67	BBB	2,439,727
	Total Multi-Utilities				62,247,223
	Oil, Gas & Consumable Fuels – 1.5%
5,900	BP Capital Markets PLC	4.375%	N/A (4)	A3	6,091,750
4,800	Enterprise Products Operating LLC, (3)	5.250%	8/16/77	Baa2	4,529,030
3,400	Enterprise Products Operating LLC, (6)	5.375%	2/15/78	Baa2	3,027,718
14,885	Transcanada Trust, (3)	5.500%	9/15/79	BBB	15,248,790
	Total Oil, Gas & Consumable Fuels				28,897,288
	Road & Rail – 1.5%
25,485	BNSF Funding Trust I, (6)	6.613%	12/15/55	A-	28,928,433
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,352,512,530)				1,482,127,867

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 53.7% (33.6% of Total Investments) (8)
	Banks – 43.6%
$2,800	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (4)	Baa2	$3,175,928
17,800	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (4)	Ba2	17,488,500
2,800	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (4)	Ba2	2,653,672

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$10,000	Banco Santander SA, Reg S, (3)	7.500%	N/A (4)	Ba1	$10,375,000
7,000	Barclays Bank PLC, (3)	7.625%	11/21/22	BBB+	7,710,577
63,300	Barclays PLC	7.750%	N/A (4)	BBB-	65,266,731
31,100	Barclays PLC, Reg S	7.875%	N/A (4)	BBB-	32,065,344
26,000	Barclays PLC	8.000%	N/A (4)	BBB-	27,885,000
5,500	BNP Paribas SA, 144A, (6)	7.000%	N/A (4)	BBB	6,321,535
38,585	BNP Paribas SA, 144A, (3), (6)	7.375%	N/A (4)	BBB	43,070,506
10,000	BNP Paribas SA	7.375%	2/19/69	BBB	11,162,500
58,750	BNP Paribas SA, 144A	7.625%	N/A (4)	BBB	59,484,375
19,653	Credit Agricole SA, 144A	7.875%	N/A (4)	BBB	21,661,537
31,550	Credit Agricole SA, 144A	8.125%	N/A (4)	BBB	37,020,770
4,466	Credit Agricole SA, (3)	8.125%	N/A (4)	BBB	5,240,404
600	Danske Bank A/S, Reg S	7.000%	N/A (4)	BBB-	643,174
11,588	Danske Bank A/S, (3)	6.125%	N/A (4)	BBB-	11,906,670
13,300	DNB Bank ASA	6.500%	N/A (4)	BBB	13,682,375
1,600	HSBC Holdings PLC, (3)	6.000%	N/A (4)	BBB	1,658,664
26,300	HSBC Holdings PLC	6.875%	N/A (4)	BBB	26,688,463
4,800	HSBC Holdings PLC, (3)	6.250%	N/A (4)	BBB	4,831,248
9,700	ING Groep NV, Reg S, (3)	6.875%	N/A (4)	BBB	10,025,532
26,700	ING Groep NV	6.500%	N/A (4)	BBB	28,268,625
9,600	Intesa Sanpaolo SpA, 144A	7.700%	N/A (4)	BB-	10,128,000
48,428	Lloyds Banking Group PLC	7.500%	N/A (4)	Baa3	51,091,540
4,500	Lloyds Banking Group PLC, (3)	6.750%	N/A (4)	Baa3	4,719,375
5,075	Macquarie Bank Ltd/London, 144A, (3)	6.125%	N/A (4)	BB+	5,222,175
14,250	Natwest Group PLC	8.000%	N/A (4)	BBB-	15,951,165
5,600	Natwest Group PLC	8.625%	N/A (4)	BBB-	5,779,816
17,000	Natwest Group PLC	6.000%	N/A (4)	BBB-	17,589,900
35,090	Nordea Bank Abp, 144A	6.125%	N/A (4)	BBB+	37,480,682
18,988	Nordea Bank Abp	6.125%	N/A (4)	BBB+	20,281,652
26,400	Nordea Bank Abp, 144A	6.625%	N/A (4)	BBB+	29,535,000
1,000	Skandinaviska Enskilda Banken AB	5.625%	N/A (4)	BBB+	1,023,710
11,350	Societe Generale SA, 144A, (3)	7.375%	N/A (4)	BB	11,658,720
73,300	Societe Generale SA, 144A	8.000%	N/A (4)	BB	82,367,943
9,000	Societe Generale SA	7.875%	6/18/69	BB+	9,601,920
4,550	Societe Generale SA, 144A	6.750%	N/A (4)	BB	4,783,187
16,622	Standard Chartered PLC, 144A	7.500%	N/A (4)	BBB-	17,162,215
13,000	Standard Chartered PLC, 144A	7.750%	N/A (4)	BBB-	13,828,750
4,700	Standard Chartered PLC	7.500%	4/02/69	BBB-	4,852,750
786	Svenska Handelsbanken AB, (3)	5.250%	N/A (4)	A-	787,965
12,000	Swedbank AB, (3)	6.000%	N/A (4)	BBB	12,246,288

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$15,000	UniCredit SpA, Reg S	8.000%	N/A (4)	B+	$15,750,000
770,131	Total Banks				820,129,883
	Capital Markets – 10.1%
4,900	Credit Suisse Group AG, 144A	6.250%	N/A (4)	BB+	5,218,500
11,000	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB+	11,660,110
3,000	Credit Suisse Group AG, 144A	6.375%	N/A (4)	BB+	3,221,250
12,000	Credit Suisse Group AG, 144A	7.250%	N/A (4)	BB+	13,004,520
58,000	Credit Suisse Group AG, 144A, (3), (6)	7.500%	N/A (4)	BB+	62,930,000
17,400	Credit Suisse Group AG	7.500%	N/A (4)	BB+	18,879,000
6,700	Credit Suisse Group AG	7.125%	N/A (4)	BB+	6,959,625
11,700	UBS Group AG	6.875%	N/A (4)	BBB	11,838,996
3,000	UBS Group AG, 144A, (3)	7.000%	N/A (4)	BBB	3,228,750
35,300	UBS Group AG, Reg S, (3)	6.875%	N/A (4)	BBB	38,918,250
14,500	UBS Group AG	7.125%	N/A (4)	BBB	14,826,250
177,500	Total Capital Markets				190,685,251
$947,631	Total Contingent Capital Securities (cost $957,819,203)				1,010,815,134

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 19.1% (11.9% of Total Investments)
	Banks – 7.4%
234,365	Associated Banc-Corp	5.625%	Baa3	$6,363,010
314,716	Bank of America Corp	5.375%	BBB	8,330,532
146,274	Bank of America Corp	6.000%	BBB	3,747,540
346,088	Citigroup Inc	6.875%	BBB-	9,600,481
8,214	Citigroup Inc	6.300%	BBB-	209,046
47,500	CoBank ACB, 144A, (9)	6.250%	BBB+	4,963,750
53,000	CoBank ACB, (9)	6.200%	BBB+	5,618,000
177,750	Farm Credit Bank of Texas, 144A, (3), (9)	6.750%	Baa1	19,019,250
84,563	Fifth Third Bancorp	6.625%	Baa3	2,391,442
50,000	Fifth Third Bancorp	4.950%	Baa3	1,309,000
150,000	Fulton Financial Corp	5.125%	Baa3	3,802,500
11,474	JPMorgan Chase & Co	5.750%	BBB+	310,831
600	JPMorgan Chase & Co	6.000%	BBB+	16,410
722,103	KeyCorp	6.125%	Baa3	20,413,852
1,592,952	PNC Financial Services Group Inc/The, (3)	6.125%	Baa2	42,547,748
189,200	Regions Financial Corp, (3)	5.700%	BB+	5,193,540
21,637	Synovus Financial Corp	5.875%	BB-	557,585
216,231	Wells Fargo & Co	5.850%	Baa2	5,598,221

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
1,400	Wells Fargo & Co	4.750%	Baa2	$34,972
	Total Banks			140,027,710
	Capital Markets – 2.0%
135,585	Affiliated Managers Group Inc	5.875%	Baa1	3,635,034
160,000	Affiliated Managers Group Inc	4.750%	Baa1	4,156,800
369,239	Goldman Sachs Group Inc	5.500%	Ba1	9,677,754
80	Morgan Stanley	4.000%	Baa3	1,931
622,802	Morgan Stanley	5.850%	Baa3	17,550,561
12,000	Northern Trust Corp	4.700%	BBB+	317,760
74,642	State Street Corp	5.900%	Baa1	2,052,655
	Total Capital Markets			37,392,495
	Consumer Finance – 0.2%
50,338	Capital One Financial Corp, (3)	5.000%	Baa3	1,266,001
130,000	Capital One Financial Corp, (3)	4.800%	Baa3	3,220,100
	Total Consumer Finance			4,486,101
	Diversified Financial Services – 1.7%
105,300	AgriBank FCB, (9)	6.875%	BBB+	11,319,750
238,203	Equitable Holdings Inc, (3)	5.250%	BBB-	6,024,154
472,073	National Rural Utilities Cooperative Finance Corp	5.500%	A3	12,840,385
39,705	Voya Financial Inc, (3)	5.350%	BBB-	1,127,225
	Total Diversified Financial Services			31,311,514
	Diversified Telecommunication Services – 0.8%
578,314	AT&T Inc	4.750%	BBB	14,625,561
20,680	AT&T Inc, (3)	5.000%	BBB	539,541
25,000	AT&T Inc	5.625%	A-	675,250
	Total Diversified Telecommunication Services			15,840,352
	Electric Utilities – 1.9%
154,334	Alabama Power Co	5.000%	A3	4,217,948
5,786	CMS Energy Corp	5.875%	Baa2	158,941
83,500	DTE Energy Co	4.375%	BBB-	2,133,425
152,276	Duke Energy Corp, (3)	5.750%	BBB	4,294,183
16,000	Entergy Texas Inc, (3)	5.375%	BBB-	434,400
299,756	Integrys Holding Inc, (3), (6), (9)	6.000%	BBB	8,108,400
114,962	Interstate Power and Light Co	5.100%	BBB	2,952,224
197,288	NextEra Energy Capital Holdings Inc, (6)	5.650%	BBB	5,529,983
86,891	Southern Co/The	5.250%	BBB	2,319,121
190,878	Southern Co/The	4.950%	BBB	5,035,362

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Electric Utilities (continued)
50,000	Southern Co/The	4.200%	BBB	$1,267,500
	Total Electric Utilities			36,451,487
	Equity Real Estate Investment Trust – 1.3%
200	Kimco Realty Corp	5.125%	Baa2	5,196
3,000	National Retail Properties Inc	5.200%	Baa2	76,710
80,301	Prologis Inc, (9)	8.540%	BBB	6,504,381
105,700	PS Business Parks Inc	5.250%	BBB	2,739,744
5,583	PS Business Parks Inc	4.875%	BBB	144,991
193,083	Public Storage	5.600%	A3	5,464,249
8,331	Public Storage, (3)	4.875%	A3	225,020
111,690	Public Storage, (3)	4.750%	A3	3,071,475
131,589	Public Storage	4.625%	A3	3,475,266
83,200	Public Storage	4.125%	A3	2,150,720
9,385	Vornado Realty Trust, (3)	5.400%	Baa3	227,492
	Total Equity Real Estate Investment Trust			24,085,244
	Food Products – 0.6%
91,900	Dairy Farmers of America Inc, 144A, (9)	7.875%	BB+	8,179,100
32,500	Dairy Farmers of America Inc, 144A, (9)	7.875%	BB+	2,892,500
	Total Food Products			11,071,600
	Insurance – 1.9%
608,741	Allstate Corp/The, (3)	5.100%	Baa1	15,827,266
93,406	American Financial Group Inc/OH	5.875%	Baa2	2,567,731
60,000	American Financial Group Inc/OH	5.625%	Baa2	1,638,000
19,825	American International Group Inc	5.850%	Baa3	537,257
64,796	Arch Capital Group Ltd	5.250%	BBB	1,651,650
24,814	Arch Capital Group Ltd	5.450%	BBB	647,645
287,580	Hartford Financial Services Group Inc, (3)	7.875%	Baa2	7,896,947
3,839	Hartford Financial Services Group Inc/The	6.000%	BBB-	105,457
30,000	MetLife Inc	4.750%	BBB	787,800
50,673	Prudential Financial Inc	4.125%	BBB+	1,278,987
42,769	Prudential PLC	6.750%	BBB+	1,111,566
9,145	Reinsurance Group of America Inc, (3)	6.200%	BBB+	241,245
4,393	W R Berkley Corp	5.750%	Baa2	113,076
6,060	W R Berkley Corp	5.700%	Baa2	161,984
40,000	W R Berkley Corp	4.250%	BBB-	1,026,000
	Total Insurance			35,592,611
	Multi-Utilities – 0.7%
179,646	Algonquin Power & Utilities Corp	6.200%	BB+	4,836,070

Shares	Description (1)	Coupon	Ratings (2)	Value
	Multi-Utilities (continued)
280,000	DTE Energy Co	5.250%	BBB-	$7,439,600
	Total Multi-Utilities			12,275,670
	Oil, Gas & Consumable Fuels – 0.2%
125,563	Enbridge Inc	6.375%	BBB-	3,204,368
	Wireless Telecommunication Services – 0.4%
7,381	Telephone and Data Systems Inc	5.875%	BB+	184,082
43,423	Telephone and Data Systems Inc, (3)	7.000%	BB+	1,095,562
121,701	Telephone and Data Systems Inc	6.875%	BB+	3,083,903
7,230	United States Cellular Corp, (3)	7.250%	Ba1	183,498
120,000	United States Cellular Corp	6.250%	Ba1	3,154,800
	Total Wireless Telecommunication Services			7,701,845
	Total $25 Par (or similar) Retail Preferred (cost $338,559,377)			359,440,997

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.5% (2.2% of Total Investments)
	Banks – 2.9%
8,574	Bank of America Corp	7.250%	BBB	$12,577,200
30,843	Wells Fargo & Co	7.500%	Baa2	41,599,805
	Total Banks			54,177,005
	Machinery – 0.6%
9,000	Stanley Black & Decker Inc, (9)	5.000%	BBB+	10,792,674
	Total Convertible Preferred Securities (cost $61,660,354)			64,969,679

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 2.8% (1.7% of Total Investments)
	Banks – 1.0%
$7,000	Citizens Financial Group Inc	6.000%	1/06/69	BB+	$6,747,275
3,600	JPMorgan Chase & Co, (6)	8.750%	9/01/30	Baa1	5,246,483
4,469	Lloyds Banking Group PLC	6.413%	4/01/69	Baa3	5,279,007
1,000	Lloyds Banking Group PLC	6.657%	5/21/69	Baa3	1,211,250
16,069	Total Banks				18,484,015
	Equity Real Estate Investment Trust – 0.8%
16,100	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	15,811,358
	Insurance – 0.9%
5,000	AIG Life Holdings Inc, 144A, (3)	8.125%	3/15/46	Baa2	7,083,590
6,150	Liberty Mutual Insurance Co, 144A, (3)	7.697%	10/15/97	BBB+	9,367,594
11,150	Total Insurance				16,451,184

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services – 0.1%
$1,600	Koninklijke KPN NV, 144A, (3)	7.000%	3/28/73	BB+	$1,674,412
$44,919	Total Corporate Bonds (cost $47,775,966)				52,420,969

Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 1.1% (0.7% of Total Investments)
723,135	BlackRock Credit Allocation Income Trust	$9,986,495
646,421	John Hancock Preferred Income Fund III	10,168,202
	Total Investment Companies (cost $28,324,370)	20,154,697
	Total Long-Term Investments (cost $2,786,651,800)	2,989,929,343

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9% (0.6% of Total Investments)
	REPURCHASE AGREEMENTS – 0.9% (0.6% of Total Investments)
$17,641	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $17,641,473, collateralized by $15,950,900 U.S. Treasury Notes, 2.375%, due 5/15/27, value $17,994,344	0.000%	11/02/20	$17,641,473
	Total Short-Term Investments (cost $17,641,473)			17,641,473
	Total Investments (cost $2,804,293,273) – 159.8%			3,007,570,816
	Borrowings – (42.1)% (11), (12)			(793,300,000)
	Reverse Repurchase Agreements – (14.6)% (13)			(275,000,000)
	Other Assets Less Liabilities – (3.1)% (14)			(57,156,464)
	Net Assets Applicable to Common Shares – 100%			$1,882,114,352
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(53,699,669)	$(53,699,669)
Morgan Stanley Capital Services, LLC	90,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(12,543,184)	(12,543,184)
Total	$611,000,000								$(66,242,853)	$(66,242,853)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,482,127,867	$ —	$1,482,127,867
Contingent Capital Securities	—	1,010,815,134	—	1,010,815,134
$25 Par (or similar) Retail Preferred	292,835,866	66,605,131	—	359,440,997
Convertible Preferred Securities	54,177,005	10,792,674	—	64,969,679
Corporate Bonds	—	52,420,969	—	52,420,969
Investment Companies	20,154,697	—	—	20,154,697
Short-Term Investments:
Repurchase Agreements	—	17,641,473	—	17,641,473
Investments in Derivatives:
Interest Rate Swaps*	—	(66,242,853)	—	(66,242,853)
Total	$367,167,568	$2,574,160,395	$ —	$2,941,327,963

*	Represents net unrealized appreciation (depreciation).

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value $567,224,506 have been pledged as collateral for reverse repurchase agreements.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $420,235,040.
(7)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Borrowings as a percentage of Total Investments is 26.4%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,791,754,526 have been pledged as collateral for borrowings.
(13)	Reverse Repurchase Agreements as a percentage of Total Investments is 9.1%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
WI/DD	Purchased on a when-issued or delayed delivery basis.